Goodwill and intangible assets (Intangible assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,370		$ 4,370	$ 4,370
Accumulated amortization	1,665		1,229	223
Net carrying amount	2,705		3,141	4,147
Amortization of purchased assets	436	502	1,006	223	0
Trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			6 years 10 months 25 days
Gross carrying amount	70		70	70
Accumulated amortization	23		16	2
Net carrying amount	47		54	68
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			2 years
Gross carrying amount	70		70	70
Accumulated amortization	35		13	0
Net carrying amount	35		57	70
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			8 years 7 months 6 days
Gross carrying amount	2,350		2,350	2,350
Accumulated amortization	904		690	137
Net carrying amount	1,446		1,660	2,213
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			6 years
Gross carrying amount	1,880		1,670	1,670
Accumulated amortization	703		510	84
Net carrying amount	1,177		1,160	1,586
In-process R&D
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			7 years
Gross carrying amount	0		210	210
Accumulated amortization	0		0	0
Net carrying amount	$ 0		$ 210	$ 210